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                      MORGAN STANLEY LIMITED DURATION FUND
                    c/o Morgan Stanley Dean Witter Trust FSB
                     Harborside Financial Center, Plaza Two
                          Jersey City, New Jersey 07311
                                 (800) 869-6397


                                January 9, 2002


Securities and Exchange Commission
450 Fifth Street, NW
Washington, D.C. 20549

Re:  Morgan Stanley Limited Duration Fund
     File No. 811-7117
     Rule 497(j) Filing

Dear Sir or Madam:

     On behalf of the Registrant, the undersigned certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Section 497(c) would not have differed from those contained in the text of the Registrant's most recent registration statement that was filed electronically via EDGAR with the Securities and Exchange Commission on December 27, 2001.


                                                        Very truly yours,
                                                  /s/   LouAnne D. McInnis
                                                        ------------------
                                                        LouAnne D. McInnis
                                                        Assistant Secretary


Enclosures
cc: Barry Fink
    Larry Greene